Document and Entity Information	6 Months Ended
Mar. 31, 2019
Document And Entity Information
Entity Registrant Name	Barrel Energy Inc.
Entity Central Index Key	0001631463
Document Type	S-1
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Small Business	true
Entity Ex Transition Period	false